Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Mar. 31, 2024
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years